Commitments and Contingencies - (Narratives) (Details) $ in Thousands	1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 31, 2018	Sep. 30, 2017	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) unit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2018
Loss Contingencies
Gain on termination of operating lease					$ 0	$ 0	$ 160	$ 0
Lease incentive receivable			$ 1,200
Rent expense					$ 500	$ 900
Imperial (Forest House) Limited
Loss Contingencies
Gain on termination of operating lease			$ 1,300
Imperial (Forest House) Limited | Building
Loss Contingencies
Lease term (in years)							10 years
Imperial (Forest House) Limited | Additional Space
Loss Contingencies
Lease term (in years)							15 months
Catapult Manufacturing Center | Building
Loss Contingencies
Rent free period (in months)		6 months
Laboratory Space In White City, London
Loss Contingencies
Leasehold improvements, gross							$ 6,700
Laboratory Space In White City, London | Building
Loss Contingencies
Lease term (in years)									10 years
Manufacturing Space In Enfield, United Kingdom | Building
Loss Contingencies
Lease term (in years)						15 years
Number of units (units) | unit						3
Leasehold Improvements								$ 4,100
Office Space In Rockville, Maryland | Building
Loss Contingencies
Gain on termination of operating lease				$ 200
Operating lease rent free period	5 years
Office And Manufacturing Space in Rockville, Maryland
Loss Contingencies
Leasehold improvements, gross							$ 2,400